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Schwab International Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab International Opportunities Fund
Accumulated Value	[1],[2]					$ 10,000					$ 9,999.87					$ 12,852.26				$ 11,427.08				$ 12,627.13				$ 13,707.78			$ 18,299.67			$ 11,926.71			$ 12,779.35		$ 15,430.9		$ 19,106.09
Schwab Core Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Core Equity Fund
Accumulated Value	[1]					10,000					9,949.77					12,536.95				12,876.69				14,424.29				15,095.7			20,775.11			17,900.22			19,688.02		26,809.42		31,337.87
Schwab Dividend Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Dividend Equity Fund
Accumulated Value	[1],[3]					10,000					10,025.71					12,150.29				12,073.73				13,134.41				11,386.89			16,212.66			15,571.31			15,301.08		20,096.36		22,254.58
Schwab Large-Cap Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Large-Cap Growth Fund
Accumulated Value	[1]					10,000					10,054.15					12,879.13				13,453.74				15,092.01				18,352.28			25,768.95			19,984.86			23,855.25		33,409.13		43,315.61
Schwab Small-Cap Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Small-Cap Equity Fund
Accumulated Value	[1]					10,000					10,146.75					12,772.02				12,947.62				12,958				11,680.97			18,520.72			16,622.66			16,010.28		21,153.49		23,815.67
Schwab Health Care Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Health Care Fund
Accumulated Value	[1],[3]					10,000					9,422					11,410.38				12,451.73				13,262.04				14,530.76			18,892.36			18,171.31			17,436.7		20,510.09		20,558.54
Schwab International Core Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab International Core Equity Fund
Accumulated Value	[1],[3]					10,000					9,759.4					12,255.74				10,762.56				11,524.32				10,831.31			13,876.83			10,768.53			12,571.11		15,855.19		20,417.2
Schwab S&P 500 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab S&P 500 Index Fund
Accumulated Value	[4]					10,000					10,440.08					12,899.95				13,840.42				15,819.51				17,352.91			24,795.72			21,167.22			23,307.88		32,154.29		39,046.41
Schwab Small-Cap Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Small-Cap Index Fund
Accumulated Value	[4]					10,000					10,416.61					13,316.69				13,573.99				14,245.64				14,245.72			21,485.45			17,505.05			16,022.3		21,491.92		24,607.22
Schwab Total Stock Market Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Total Stock Market Index Fund
Accumulated Value	[4]					10,000					10,419.04					12,908.79				13,749.07				15,587.56				17,137.24			24,679.82			20,498.41			22,215.44		30,653.78		37,046.21
Schwab U.S. Large-Cap Growth Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab U.S. Large-Cap Growth Index Fund
Accumulated Value	[4]			$ 9,940					$ 10,592.5						$ 12,397.34				$ 16,011.86				$ 22,919.16				$ 17,274.29			$ 20,537.3			$ 29,527.1			$ 38,515.84
Schwab U.S. Large-Cap Value Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab U.S. Large-Cap Value Index Fund
Accumulated Value	[4]			10,030					9,877.5						10,971.68				10,127.99				14,553.57				13,528.96			13,543.23			17,737.53			19,712.11
Schwab U.S. Mid-Cap Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab U.S. Mid-Cap Index Fund
Accumulated Value	[4]			10,040					9,887.5						11,233.47				11,687.73				16,988.42				14,075.42			13,930.55			18,855.11			20,869.24
Schwab International Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab International Index Fund
Accumulated Value	[3],[4]					10,000					9,736.09					12,049.69				11,193.36				12,454.76				11,637.49			15,621.67			12,009.35			13,846.74		16,922.46		20,871.03
Schwab Fundamental U.S. Large Company Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Fundamental U.S. Large Company Index Fund
Accumulated Value	[4]					10,000					10,561.05					12,640.49				13,503.94				14,930.47				14,582.55			22,068.03			21,144.65			22,090.96		29,246.93		33,481.37
Schwab Fundamental U.S. Small Company Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Fundamental U.S. Small Company Index Fund
Accumulated Value	[4]					10,000					10,536.9					12,954.35				13,264.95				14,009.47				12,550.06			20,547.75			18,212.49			17,658.18		22,994.57		24,411.42
Schwab Fundamental International Equity Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Fundamental International Equity Index Fund
Accumulated Value	[3],[4]					10,000					10,006.72					12,391.62				11,582.61				12,398.33				10,750.87			15,484.43			12,813.97			15,043.21		18,012.5		23,188.53
Schwab Fundamental International Small Equity Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Fundamental International Small Equity Index Fund
Accumulated Value	[3],[4]					10,000					10,829.11					13,560.86				12,233.65				12,861.6				12,053.79			16,544.19			12,142.01			13,569.4		16,325.06		20,842.08
Schwab Fundamental Emerging Markets Equity Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Fundamental Emerging Markets Equity Index Fund
Accumulated Value	[3],[4]					10,000					12,164.31					14,835.22				13,931.3				15,426.37				12,990.73			18,262.4			13,723.13			15,800.58		20,408.74		25,157.68
Schwab Balanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Balanced Fund
Accumulated Value	[1]					10,000					10,140.59					11,753.24				11,980.99				13,321.27				14,463.66			17,818.57			14,520.29			15,498.63		19,341.82		22,102.1
Schwab MarketTrack All Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab MarketTrack All Equity Portfolio
Accumulated Value	[1]					10,000					10,399.03					12,824.93				12,966.29				14,208.22				14,017.05			20,170.39			16,762.95			17,990.27		23,624.19		28,301.88
Schwab MarketTrack Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab MarketTrack Growth Portfolio
Accumulated Value	[1]					10,000					10,388.23					12,311.88				12,469.8				13,699.14				13,799.92			18,536.08			15,659.16			16,547.94		21,033.67		24,564.66
Schwab MarketTrack Balanced Portfolio™
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab MarketTrack Balanced Portfolio
Accumulated Value	[1]					10,000					10,392.24					11,816.56				11,868.81				13,072.14				13,381.42			16,681.45			14,126.3			14,758.43		18,093.11		20,619.85
Schwab MarketTrack Conservative Portfolio™
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab MarketTrack Conservative Portfolio
Accumulated Value	[1]					10,000					10,368.02					11,308.69				11,253.62				12,413.93				12,857.46			14,850.23			12,588.95			12,967.69		15,315.76		17,018.2
Schwab Target 2010 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2010 Fund
Accumulated Value	[1]					10,000					10,267.56					11,202.85				11,144.32				12,305.87				13,091.31			14,854.04			12,523.72			13,054.51		15,374.64		17,027.92
Schwab Target 2015 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2015 Fund
Accumulated Value	[1]					10,000					10,259.21					11,251.75				11,187.77				12,360.26				13,151.94			15,063.78			12,631.64			13,203.9		15,663.12		17,446.61
Schwab Target 2020 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2020 Fund
Accumulated Value	[1]					10,000					10,205.04					11,458.37				11,421.43				12,630.04				13,429.9			15,481.21			12,949.73			13,555.68		16,183.48		18,091.04
Schwab Target 2025 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2025 Fund
Accumulated Value	[1]					10,000					10,200.81					11,747.98				11,685.21				12,946.34				13,720.06			16,498.47			13,628.61			14,372.92		17,328.92		19,460.38
Schwab Target 2030 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2030 Fund
Accumulated Value	[1]					10,000					10,171.94					11,949.16				11,859.51				13,157.15				13,921.1			17,315.58			14,109.86			15,029.94		18,575.29		21,252.99
Schwab Target 2035 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2035 Fund
Accumulated Value	[1]					10,000					10,163.15					12,113.93				12,007.34				13,315.76				14,049.88			17,949.63			14,466			15,510.58		19,504.73		22,622.62
Schwab Target 2040 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2040 Fund
Accumulated Value	[1]					10,000					10,138.33					12,269.07				12,125.94				13,448.2				14,161.98			18,490.93			14,774.29			15,924.59		20,302.78		23,783.54
Schwab Target 2045 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2045 Fund
Accumulated Value	[1]					10,000					10,139.76					12,382.12				12,205.05				13,537.04				14,226.87			18,940.07			15,008.21			16,245.41		20,926.11		24,743.69
Schwab Target 2050 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2050 Fund
Accumulated Value	[1]					10,000					10,138.99					12,438.22				12,251.03				13,583.21				14,257.46			19,222.96			15,144.61			16,450.34		21,345.95		25,393.43
Schwab Target 2055 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2055 Fund
Accumulated Value	[1]					10,000					10,127.53					12,492.71				12,306.49				13,627.25				14,289.6			19,403.74			15,223.3			16,534.89		21,521.71		25,706.16
Schwab Target 2060 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2060 Fund
Accumulated Value	[1]				$ 9,980							$ 12,153.12					$ 11,953.74				$ 13,251.07				$ 13,877.34				$ 18,996.87			$ 14,840.63			$ 16,149.92			$ 21,083.78		$ 25,278.66
Schwab Target 2065 Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Schwab Target 2065 Fund
Accumulated Value	[1]		$ 9,930				$ 11,330						$ 8,861.91					$ 9,637.52				$ 12,606.24				$ 15,139.31
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5]									Russell 1000® Index
Accumulated Value						10,000					10,425.55					12,893.13				13,792.79				15,744.77				17,455.57			25,050.76			20,947.9			22,934.58		31,665.5		38,358.29
MSCI EAFE® Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7],[8]									MSCI EAFE® Index (Net)
Accumulated Value	[8]					10,000					9,677.34					11,945.47				11,126.68				12,355.49				11,507.37			15,440.64			11,889.47			13,601.66		16,725.42		20,577.58
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9]									MSCI Emerging Markets Index (Net)
Accumulated Value	[8]					10,000					10,926.74					13,816.95				12,087.59				13,520.69				14,636.36			17,118.74			11,807.42			13,082.54		16,394.41		20,970.82
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[11],[12],[13],[14],[15],[16],[17],[18]									S&P 500® Index
Accumulated Value				9,975.76		10,000			10,275.69		10,450.91				11,747.8	12,920.7			12,888.57	13,869.89			18,419.57	15,856.91			15,728.28	17,396.7		17,323.57	24,862.31		23,909.48	21,229.67		29,038.66	23,382.95		32,272.47		39,195.7
Dow Jones U S Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market IndexSM
Accumulated Value			9,969.03		9,991.8	10,000	11,907.16				10,420.71	12,135.65	9,889.61			12,917.34	12,931.76	10,719.76		13,764.73	14,663.77	14,792.66		15,608.32	16,128.42	17,884.9		17,167.3	23,236.39		24,733.12	19,299.21		20,542.34	20,919.22		22,266.69	28,867.32	30,726.76	34,901.72	37,149.85
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value			10,083.72		9,996.44	10,000	10,142.46				10,437.05	10,003.62	8,551.87			10,531.22	9,798.2	8,582.31		10,314.97	10,925.92	9,487.42		11,502.15	11,601.94	10,071.77		12,213.83	11,546.48		12,155.45	9,735.7		10,249.17	9,770.36		10,285.65	10,800.76	11,370.4	11,466	12,070.72
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000® Index
Accumulated Value						10,000					10,411.27					13,310.67				13,557.34				14,222.29				14,202.78			21,417.95			17,446.87			15,952.56		21,388.36		24,471.29
Dow Jones Global Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones Global Health Care Index
Accumulated Value						10,000					9,394.97					11,271.34				12,334.15				13,534.25				15,108.12			19,239.2			17,310.21			16,962.14		20,356.25		20,545.7
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Growth Index
Accumulated Value				9,939.29		10,000			10,597.07		10,228.21				12,409.43	13,267.18			16,035.27	14,688.38			22,963.9	17,200.46			17,315.6	22,226.17		20,596.97	31,829.8		29,611.52	24,000.8		38,650.34	28,549.05		41,043.95		53,572.47
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Value Index
Accumulated Value				10,028.67		10,000			9,881.77		10,637.08				10,989.82	12,528.44			10,158.4	12,908.68			14,603.4	14,356.13			13,581.57	13,270.04		13,599.75	19,076.58		17,812.46	17,741.75		19,798.24	17,765.51		23,268.62		25,862.66
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap® Index
Accumulated Value				$ 10,039.2					$ 9,891.9						$ 11,248.93				$ 11,712.84				$ 17,029.94				$ 14,106.44			$ 13,964.45			$ 18,907.12			$ 20,946.48
RAFI Fundamental High Liquidity US Large Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[19]									RAFI Fundamental High Liquidity US Large Index
Accumulated Value	[19]	$ 10,000						$ 11,546						$ 13,245.3
Fundamental US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fundamental US Large Spliced Index
Accumulated Value						10,000					10,594.2					12,714.92				13,616.97				15,088.61				14,756.88			22,387.41			21,519.2			22,527.98		29,882.97		34,281.05
Russell RAFI US Large Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell RAFITM US Large Company Index
Accumulated Value						10,000					10,594.2					12,714.92				13,616.97				15,088.61				14,756.88			22,387.41			21,519.2			22,527.98		29,899.99		34,277.49
RAFI Fundamental High Liquidity US Small Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[20]									RAFI Fundamental High Liquidity US Small Index
Accumulated Value	[20]	10,000						11,150.9						11,855.9
Russell RAFI US Small Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell RAFITM US Small Company Index
Accumulated Value						10,000					10,562.74					13,009.02				13,350.05				14,130.61				12,658.13			20,772.35			18,449.01			17,924.22		23,377.8		24,956.31
Fundamental US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fundamental US Small Spliced Index
Accumulated Value						10,000					10,562.74					13,009.02				13,350.05				14,130.61				12,658.13			20,772.35			18,449.01			17,924.22				24,838.41
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[21]									RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Accumulated Value	[8],[21]	10,000						10,657.9						13,691.8
Russell RAFI Developed ex US Large Company Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]									Russell RAFITM Developed ex US Large Company Index (Net)
Accumulated Value	[8]					10,000					9,991.16					12,358.42				11,616.01				12,422				10,711.93			15,494.61			12,887.89			15,055.84		18,199.33		23,388.94
Fundamental Developed ex US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fundamental Developed ex US Large Spliced Index
Accumulated Value						10,000					9,991.16					12,358.42				11,616.01				12,422				10,711.93			15,494.61			12,887.89			15,055.84		18,188.59		23,366.19
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[22]									RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Accumulated Value	[8],[22]	10,000						10,610						13,572.7
Russell RAFI Developed ex US Small Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]									Russell RAFITM Developed ex US Small Company Index (Net)
Accumulated Value	[8]					10,000					10,820.92					13,558.1				12,297.59				12,974.68				12,132.53			16,712.16			12,344.11			13,756.71		16,702.23		21,456.92
Fundamental Developed ex US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fundamental Developed ex US Small Spliced Index
Accumulated Value						10,000					10,820.92					13,558.1				12,297.59				12,974.68				12,132.53			16,712.16			12,344.11			13,756.71		16,721.76		21,391.09
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]									S&P Developed ex-U.S. Small Cap Index (Net)
Accumulated Value	[8]					10,000					10,290.14					12,951.57				11,907.08				12,788.32				12,720.61			17,349.01			11,979.08			12,805.06		15,571.05		19,409.61
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[23]									RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Accumulated Value	[8],[23]	$ 10,000						$ 11,984.4						$ 14,791.5
Russell RAFITM Emerging Markets Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]									Russell RAFITM Emerging Markets Large Company Index (Net)
Accumulated Value	[8]					10,000					12,248.01					14,993.44				14,144.6				15,776.96				13,367			18,992.59			14,134.03			16,382.04		21,505.95		26,774.58
Fundamental Emerging Markets Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fundamental Emerging Markets Spliced Index
Accumulated Value						10,000					12,248.01					14,993.44				14,144.6				15,776.96				13,367			18,992.59			14,134.03			16,382.04		21,526.02		26,568.04
Balanced Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Balanced Blended Index
Accumulated Value						10,000					10,431.65					11,941.81				12,343.58				13,868.32				14,965.74			18,680.31			15,818.89			16,648.23		20,745.98		23,836.97
All Equity Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										All Equity Composite Index
Accumulated Value						10,000					10,448.96					12,948.63				13,170.86				14,503.57				14,350.84			20,745.19			17,320.85			18,649.07		24,659.64		29,670.98
Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Growth Composite Index
Accumulated Value						10,000					10,442.31					12,430.12				12,653.81				13,968.58				14,116.24			19,058.13			16,179.96			17,156.81		21,945.91		25,743.29
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Balanced Composite Index
Accumulated Value						10,000					10,443.88					11,934.21				12,046.92				13,345.69				13,706.65			17,169.09			14,608.8			15,320.34		18,895.28		21,633.77
Conservative Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Conservative Composite Index
Accumulated Value						10,000					10,440.02					11,448.54				11,453.86				12,715.78				13,223.93			15,360.18			13,080.55			13,533.65		16,086.04		17,950.97
Target 2010 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2010 Composite Index
Accumulated Value						10,000					10,344.36					11,238.86				11,278.87				12,530.93				13,187.64			14,931.42			12,801.86			13,316.24		15,679.64		17,366.79
Target 2015 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2015 Composite Index
Accumulated Value						10,000					10,344.62					11,288.52				11,332.95				12,605.57				13,251.49			15,152.28			12,955.58			13,517.78		16,040.03		17,863.29
Target 2020 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2020 Composite Index
Accumulated Value						10,000					10,312.17					11,503.68				11,593.4				12,918.11				13,577.37			15,627.49			13,335.01			13,943.75		16,629.47		18,588.88
Target 2025 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2025 Composite Index
Accumulated Value						10,000					10,306.31					11,776.07				11,890.43				13,316.09				13,910.18			16,702.69			14,140.54			14,895.53		17,957.87		20,146.41
Target 2030 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2030 Composite Index
Accumulated Value						10,000					10,298.26					11,978.76				12,105.43				13,596.37				14,137.09			17,574.68			14,735.76			15,668.72		19,374.69		22,145.64
Target 2035 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2035 Composite Index
Accumulated Value						10,000					10,290.78					12,148.46				12,283.54				13,818.06				14,319.56			18,280.77			15,202.51			16,268.49		20,485.63		23,735.98
Target 2040 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2040 Composite Index
Accumulated Value						10,000					10,282.72					12,309.05				12,448.44				14,018.03				14,484.73			18,909.61			15,612.39			16,786.8		21,441.01		25,112.76
Target 2045 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2045 Composite Index
Accumulated Value						10,000					10,279.46					12,414.97				12,548.82				14,141.05				14,565			19,410.54			15,921.07			17,181.75		22,203.04		26,243.45
Target 2050 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2050 Composite Index
Accumulated Value						10,000					10,275.21					12,477.58				12,608.17				14,212.01				14,610.1			19,701.51			16,092.27			17,399.8		22,652.75		26,952.72
Target 2055 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2055 Composite Index
Accumulated Value						$ 10,000					$ 10,270.14					$ 12,536.02				$ 12,664.33				$ 14,277.53				$ 14,658.11			$ 19,920.73			$ 16,229.19			$ 17,567.7		$ 22,966.52		$ 27,428.26
Target 2060 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2060 Composite Index
Accumulated Value					$ 9,970.92							$ 11,972					$ 12,087.84				$ 13,629.59				$ 13,972.31				$ 19,134.41			$ 15,554.73			$ 16,857.06			$ 22,109.19		$ 26,474.22
Target 2065 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Target 2065 Composite Index
Accumulated Value			$ 9,875.96				$ 11,272.53						$ 9,157.44					$ 9,928.24				$ 13,052.06				$ 15,668.41

[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[5]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
[6]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
[7]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
[8]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[9]	The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
[10]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[11]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[12]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000® Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[13]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000® Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[14]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
[15]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Growth Index. The fund does not seek to track the regulatory index.
[16]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Value Index. The fund does not seek to track the regulatory index.
[17]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000® Index. The fund does not seek to track the regulatory index.
[18]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap® Index. The fund does not seek to track the regulatory index.
[19]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[20]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[21]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[22]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[23]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.